Frontegra HEXAM Emerging Markets Fund (Prospectus Summary): | Frontegra HEXAM Emerging Markets Fund
FRONTEGRA FUNDS, INC.

FRONTEGRA FUNDS, INC.

Supplement to Prospectus Dated October 31, 2011

Frontegra HEXAM Emerging Markets Fund (FHEMX)

This Supplement updates certain information in the Prospectus for the Frontegra HEXAM Emerging Markets Fund (the “Fund”).  Effective immediately, the sub-sections of the Fund’s Prospectus entitled “Summary Section – Principal Investment Strategy” and “Principal Investment Strategy and Related Risks – Principal Investment Strategy” have changed, as described below.

This supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is January 12, 2012.

The first sentence of the first paragraph under “Summary Section – Principal Investment Strategy” is deleted and replaced with the following:
The Fund invests at least 80% of its net assets in securities of emerging market companies.